Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30, 2022	December 31, 2021
	U.S. $ in thousands
Finished goods	$64,897	$58,784
Work-in-process	6,218	4,360
Raw materials	82,587	66,003
	$153,702	$129,147